UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03851

Nicholas II, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 09/30/2016

Date of Reporting Period: 12/31/2015

Item 1. Schedule of Investments.

	NICHOLAS II, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF DECEMBER 31, 2015

SHARES OR
PRINCIPAL
AMOUNT		VALUE
------------		------------
COMMON STOCKS -- 92.37%
	Consumer Discretionary - Automobiles &
	Components -- 1.59%
55,000	Delphi Automotive PLC	$ 4,715,150
405,000	Gentex Corporation	6,484,050
		------------
		11,199,200
		------------
	Consumer Discretionary - Durables &
	Apparel -- 2.78%
91,250	Jarden Corporation *	5,212,200
112,500	Polaris Industries Inc.	9,669,375
85,000	Tupperware Brands Corporation	4,730,250
		------------
		19,611,825
		------------
	Consumer Discretionary - Retailing -- 12.56%
185,000	CarMax, Inc. *	9,984,450
580,000	LKQ Corporation *	17,185,400
145,000	Nordstrom, Inc.	7,222,450
42,500	O'Reilly Automotive, Inc. *	10,770,350
95,000	Signet Jewelers Limited	11,750,550
145,000	Tractor Supply Company	12,397,500
62,500	Ulta Salon, Cosmetics & Fragrance, Inc. *	11,562,500
135,000	Williams-Sonoma, Inc.	7,885,350
		------------
		88,758,550
		------------
	Consumer Discretionary - Services -- 3.55%
205,000	Dunkin' Brands Group, Inc.	8,730,950
142,306	InterContinental Hotels Group PLC	5,512,934
180,000	Starbucks Corporation	10,805,400
		------------
		25,049,284
		------------
	Consumer Staples - Food & Staples
	Retailing -- 1.12%
95,000	PriceSmart, Inc.	7,884,050
		------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 1.50%
57,500	J.M. Smucker Company (The)	7,092,050
90,000	WhiteWave Foods Company (The) - Class A *	3,501,900
		------------
		10,593,950
		------------
	Consumer Staples - Household & Personal
	Products -- 0.66%
55,000	Church & Dwight Co., Inc.	4,668,400
		------------
	Financials - Banks -- 1.49%
485,000	Huntington Bancshares Incorporated	5,364,100
120,000	SunTrust Banks, Inc.	5,140,800
		------------
		10,504,900
		------------
	Financials - Diversified -- 3.78%
54,000	Affiliated Managers Group, Inc. *	8,627,040
170,000	Raymond James Financial, Inc.	9,854,900
115,000	T. Rowe Price Group, Inc.	8,221,350
		------------
		26,703,290
		------------
	Financials - Insurance -- 2.93%
110,000	Aon plc	10,143,100
217,000	Willis Group Holdings PLC	10,539,690

		-----------
		20,682,790
		-----------
	Financials - Real Estate -- 1.54%
315,000	CBRE Group, Inc. *	10,892,700
		-----------
	Health Care - Equipment & Services -- 11.76%
145,000	Cardinal Health, Inc.	12,944,150
52,500	Cooper Companies, Inc. (The)	7,045,500
145,000	DaVita HealthCare Partners Inc. *	10,107,950
205,000	DENTSPLY International Inc.	12,474,250
350,000	IMS Health Holdings, Inc. *	8,914,500
185,000	ResMed Inc.	9,932,650
90,000	Teleflex Incorporated	11,830,500
82,500	Universal Health Services, Inc. - Class B	9,857,925
		-----------
		83,107,425
		-----------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 9.74%
32,500	Alexion Pharmaceuticals, Inc. *	6,199,375
10,000	Biogen Idec Inc. *	3,063,500
76,000	Celgene Corporation *	9,101,760
55,500	Jazz Pharmaceuticals public limited
	company *	7,801,080
140,000	Mylan N.V. *	7,569,800
57,500	Perrigo Company plc	8,320,250
14,500	Regeneron Pharmaceuticals, Inc. *	7,871,615
93,920	Thermo Fisher Scientific Inc.	13,322,552
44,000	Vertex Pharmaceuticals Incorporated *	5,536,520
		-----------
		68,786,452
		-----------
	Industrials - Capital Goods -- 10.36%
197,500	AMETEK, Inc.	10,584,025
291,000	Fastenal Company	11,878,620
205,000	Fortune Brands Home & Security, Inc.	11,377,500
130,000	IDEX Corporation	9,959,300
130,000	Nordson Corporation	8,339,500
75,000	Snap-on Incorporated	12,857,250
115,000	Westinghouse Air Brake Technologies
	Corporation	8,178,800
		-----------
		73,174,995
		-----------
	Industrials - Commercial & Professional
	Services -- 4.13%
280,000	ADT Corporation (The)	9,234,400
105,000	IHS Inc. - Class A *	12,435,150
62,500	Stericycle, Inc. *	7,537,500
		-----------
		29,207,050
		-----------
	Information Technology - Hardware &
	Equipment -- 3.84%
280,000	CDW Corporation	11,771,200
105,000	Harris Corporation	9,124,500
255,000	NCR Corporation *	6,237,300
		-----------
		27,133,000
		-----------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 3.55%
62,500	Avago Technologies Limited	9,071,875
228,750	Microchip Technology Incorporated	10,646,025
70,000	Skyworks Solutions, Inc.	5,378,100
		-----------
		25,096,000
		-----------
	Information Technology - Software &
	Services -- 14.10%
140,000	Akamai Technologies, Inc. *	7,368,200
135,000	ANSYS, Inc. *	12,487,500
170,000	CDK Global, Inc.	8,069,900
110,000	Check Point Software Technologies Ltd. *	8,951,800

101,874	Fiserv, Inc. *	9,317,396
80,000	FleetCor Technologies, Inc. *	11,434,400
152,500	Global Payments Inc.	9,837,775
47,500	MercadoLibre, Inc.	5,431,150
100,000	Red Hat, Inc. *	8,281,000
255,000	Vantiv, Inc. - Class A *	12,092,100
80,000	Workday, Inc. *	6,374,400
		-----------
		99,645,621
		-----------
	Materials -- 1.39%
135,000	AptarGroup, Inc.	9,807,750
		-----------
	TOTAL COMMON STOCKS
	(cost $400,272,080)	652,507,232
		-----------
SHORT-TERM INVESTMENTS -- 7.65%
	Commercial Paper - 7.38%
$1,050,000	Diageo Capital plc 01/04/16, 0.77%	1,050,000
1,500,000	Kroger Co. (The) 01/04/16, 0.50%	1,500,000
500,000	Thomson Reuters Corporation 01/05/16, 0.80%	499,989
1,000,000	Valspar Corporation (The) 01/05/16, 0.51%	999,986
1,650,000	Bacardi U.S.A., Inc. 01/06/16, 0.51%	1,649,953
1,500,000	PPG Industries, Inc. 01/06/16, 0.70%	1,499,942
1,500,000	Medtronic Global Holdings S.C.A.
	01/07/16, 0.43%	1,499,946
1,500,000	WEC Energy Group, Inc. 01/07/16, 0.85%	1,499,894
2,000,000	Marriott International, Inc.
	01/08/16, 0.65%	1,999,856
1,000,000	WEC Energy Group, Inc. 01/08/16, 0.85%	999,905
1,500,000	Eaton Corporation 01/11/16, 0.70%	1,499,796
2,000,000	Eaton Corporation 01/12/16, 0.70%	1,999,689
1,500,000	Aon Corporation 01/13/16, 0.55%	1,499,794
1,000,000	Bacardi-Martini B.V. 01/13/16, 0.55%	999,862
1,000,000	AutoZone, Inc. 01/14/16, 0.70%	999,806
1,250,000	Medtronic Global Holdings S.C.A.
	01/14/16, 0.46%	1,249,840
1,000,000	NorthWestern Corporation 01/14/16, 0.70%	999,805
1,150,000	Valspar Corporation (The) 01/15/16, 0.58%	1,149,796
1,500,000	Bell Canada 01/19/16, 0.55%	1,499,656
1,100,000	Campbell Soup Company 01/19/16, 0.48%	1,099,780
500,000	Kellogg Company 01/19/16, 0.72%	499,850
2,000,000	Thomson Reuters Corporation 01/19/16, 0.58%	1,999,517
1,175,000	Bell Canada 01/20/16, 0.55%	1,174,713
750,000	Consolidated Edison Company of New York, Inc.
	01/20/16, 0.73%	749,757
1,500,000	Rockwell Collins, Inc. 01/20/16, 0.78%	1,499,480
1,000,000	Clorox Company (The) 01/21/16, 0.45%	999,787
1,500,000	Corning Incorporated 01/21/16, 0.50%	1,499,646
1,000,000	Corning Incorporated 01/22/16, 0.50%	999,750
2,000,000	Kellogg Company 01/25/16, 0.65%	1,999,242
1,000,000	Consolidated Edison Company of New York, Inc.
	01/26/16, 0.82%	999,499
2,000,000	Edison International 01/26/16, 0.75%	1,999,083
1,300,000	Bacardi Corporation 01/27/16, 0.76%	1,299,369
1,500,000	Nissan Motor Acceptance Corporation
	01/28/16, 0.75%	1,499,250
1,200,000	Nissan Motor Acceptance Corporation
	01/29/16, 0.75%	1,199,375
649,000	American Express Credit Corporation
	02/02/16, 0.44%	648,778
1,000,000	Clorox Company (The) 02/01/16, 0.75%	999,417
1,500,000	Thomson Reuters Corporation 02/02/16, 0.72%	1,499,130
1,500,000	Hyundai Capital America, Inc.
	02/03/16, 0.81%	1,498,987
1,500,000	Thomson Reuters Corporation 02/08/16, 0.74%	1,498,921
1,375,000	UnitedHealth Group Incorporated
	02/19/16, 0.77%	1,373,647
		-----------
		52,134,493
		-----------
	Variable Rate Security - 0.27%
1,934,671	Fidelity Institutional Money Market
	Fund - Class I, 0.28%	1,934,671
		-----------

TOTAL SHORT-TERM INVESTMENTS
(cost $54,069,164)	54,069,164
------------
TOTAL INVESTMENTS
(cost $454,341,244) - 100.02%	706,576,396
------------

LIABILITIES, NET OF OTHER ASSETS - (0.02)%	(157,583)
------------
TOTAL NET ASSETS
(basis of percentages disclosed
above) - 100%	$706,418,813
------------
------------

* Non-income producing.

As of December 31, 2015, investment cost for federal tax purposes was
$454,166,294 and the tax basis components of unrealized
appreciation/depreciation were as follows:

Unrealized appreciation	$262,497,901
Unrealized depreciation	(10,387,799)
------------
Net unrealized appreciation	$252,110,102
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the
Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,
credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 -
Common Stocks(1)	$652,507,232
Variable Rate Security	1,934,671
Level 2 -
Commercial Paper	52,134,493
Level 3 -
None	--
------------
Total	$706,576,396
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 02/18/2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 02/18/2016

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 02/18/2016